Summary of significant accounting policies - Additional Information (Details) ₸ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 KZT (₸)
Summary of significant accounting policies
Allowance for accounts receivable	$ 14	$ 0	$ 0
Accounts payable	0	0
Impairment on cryptocurrency	4,706	7,880	0
Customer deposits	7,185	0
Impairment of indefinitely lived intangible assets	4,706	7,880	0
Non-current financial investment without readily determinable fair values	2,824	2,872
Impairment loss	0
Impairment loss of property, equipment and software	21,126	0	0
Prepayment received from customers	19,614	662
Revenue recognized from contract liability	$ 380	196,897	65,771
Payment terms under credit sales	The payment terms under installment policy generally consist of the installments over a period of 90 to 180 days.
Standard product warranty	360 days that the product will operate under normal use
Warranty costs incurred	$ 3,596	1,896	4,467
Advertising expense	1,643	964	691
Deferred government grant	9,191	0
Employee social security and welfare benefit expenses	$ 9,561	7,016	4,299
Appropriation to statutory general reserve percentage	10.00%
Statutory general reserve required maximum percentage of registered capital	50.00%
Number of operating segment | segment	1
Number of reportable segment | segment	1
Cumulative adjustment to increase retained earnings	$ (219,631)	194,522
Accounting Standards Update 2023-08 | Cumulative Effect, Period of Adoption, Adjustment
Summary of significant accounting policies
Cumulative adjustment to increase retained earnings	18,723
Bank Time Deposits [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities	3,013	1,766
Deposits with signature bank
Summary of significant accounting policies
Cash deposits		1,100
CHINA | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | ¥				¥ 500
HONG KONG | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities					$ 500
UNITED STATES
Summary of significant accounting policies
Long lived assets, net	9,266
UNITED STATES | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities	250
SINGAPORE | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities						$ 75
KAZAKHSTAN | Deposits With Financial Institution [Member]
Summary of significant accounting policies
Bank deposits insured by government authorities | ₸							₸ 15,000
Central Asia
Summary of significant accounting policies
Long lived assets, net	1,679
ETHIOPIA
Summary of significant accounting policies
Long lived assets, net	6,708
Other Income [Member]
Summary of significant accounting policies
Government grants received	$ 3,559	2,861	883
Minimum
Summary of significant accounting policies
Value added tax recoverable percentage	6.00%
Maximum
Summary of significant accounting policies
Value added tax recoverable percentage	12.00%
Statutory Reserves
Summary of significant accounting policies
Profit appropriations to statutory reserves	$ 0	769	$ 17
Cryptocurrency
Summary of significant accounting policies
Impairment on cryptocurrency	4,706	7,880
Customer deposits	7,185	0
Impairment of indefinitely lived intangible assets	$ 4,706	$ 7,880